GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 476,612	Air Methods Corp(b) 5.60%, 04/22/2024 3-mo. LIBOR + 3.50%	$ 385,818
471,934	Ascend Learning LLC(b) 5.04%, 07/12/2024 1-mo. LIBOR + 3.00%	469,722
440,499	Avaya Inc(b) 6.43%, 12/15/2024 1-mo. LIBOR + 4.25%	417,372
1,295,494	Brand Energy & Infrastructure Services Inc(b) 6.51%, 06/21/2024 1-mo. LIBOR + 4.25%	1,260,947
	California Resources Corp(b)
390,000	12.42%,12/31/2021 1-mo. LIBOR + 10.38%	339,300
335,000	6.79%,12/31/2022 1-mo. LIBOR + 4.75%	300,034
167,316	Capital Automotive LP(b) 8.04%, 03/24/2025 1-mo. LIBOR + 6.00%	167,525
600,000	CEC Entertainment Inc(b) 8.52%, 08/15/2026 1-mo. LIBOR + 6.50%	586,125
334,150	CenturyLink Inc(b) 4.79%, 01/31/2025 1-mo. LIBOR + 2.75%	331,574
435,000	Clear Channel Outdoor Holdings Inc(b) 5.54%, 08/21/2026 1-mo. LIBOR + 3.50%	436,088
876,340	CPG International LLC(b) 5.93%, 05/06/2024 3-mo. LIBOR + 3.75%	873,054
169,000	Diamond BC BV(b) 5.26%, 09/06/2024 1-mo. LIBOR + 3.00%	160,762
200,000	Dun & Bradstreet Corp(b) 7.05%, 02/06/2026 1-mo. LIBOR + 5.00%	201,250
1,305,137	Financial & Risk US Holdings Inc(b) 5.79%, 10/01/2025 1-mo. LIBOR + 3.75%	1,312,070
172,365	FTS International Inc(b) 6.79%, 04/16/2021 1-mo. LIBOR + 4.75%	170,857
198,315	Gates Global LLC(b) 4.79%, 04/01/2024 1-mo. LIBOR + 2.75%	195,340
511,768	GFL Environmental Inc(b) 5.04%, 05/30/2025 1-mo. LIBOR + 3.00%	506,778
715,937	HFOTCO LLC(b) 4.80%, 06/26/2025 1-mo. LIBOR + 2.75%	709,673
223,149	iHeartCommunications Inc(b) 6.03%, 05/01/2026 1-mo. LIBOR + 4.00%	224,498
	Jo-Ann Stores LLC(b)
299,241	7.26%,10/20/2023 1-mo. LIBOR + 5.00%	205,479
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 507,387	11.51%,05/21/2024 1-mo. LIBOR + 9.25%	$ 152,216
505,000	Lower Cadence Holdings LLC(b) 6.05%, 05/22/2026 1-mo. LIBOR + 4.00%	490,481
150,000	Mauser Packaging Solutions Holding Co(b) 5.27%, 04/03/2024 1-mo. LIBOR + 3.25%	146,750
1,211,006	Navistar Inc(b) 5.53%, 11/06/2024 1-mo. LIBOR + 3.50%	1,205,707
743,238	Ortho-Clinical Diagnostics Inc(b) 6.16%, 06/30/2025 3-mo. LIBOR + 3.25%	717,689
390,000	PetSmart Inc(b) 6.04%, 03/11/2022 1-mo. LIBOR + 4.00%	374,400
126,786	Rackspace Hosting Inc(b) 5.29%, 11/03/2023 2-mo. LIBOR + 3.00%	116,009
	Robertshaw US Holding Corp(b)
368,346	5.31%,02/28/2025 1-mo. LIBOR + 3.25%	334,274
390,000	10.06%,02/28/2026 1-mo. LIBOR + 8.00%	327,600
481,530	Talbots Inc(b) 9.04%, 11/28/2022 1-mo. LIBOR + 7.00%	480,326
575,505	Titan Acquisition Ltd(b) 5.04%, 03/28/2025 1-mo. LIBOR + 3.00%	550,806
415,000	Travelport Finance SARL(b) 7.10%, 05/29/2026 3-mo. LIBOR + 5.00%	374,278
361,350	Traverse Midstream Partners LLC(b) 6.05%, 09/27/2024 1-mo. LIBOR + 4.00%	317,085
523,604	Vertiv Group Corp(b) 6.04%, 11/30/2023 1-mo. LIBOR + 4.00%	496,988
595,972	WideOpenWest Finance LLC(b) 5.29%, 08/18/2023 1-mo. LIBOR + 3.25%	575,609
TOTAL BANK LOANS — 6.07% (Cost $16,827,822)		$15,914,484
CORPORATE BONDS AND NOTES
Basic Materials — 6.83%
	Allegheny Technologies Inc
245,000	5.95%, 01/15/2021	250,359
530,000	7.88%, 08/15/2023	574,928
95,000	ArcelorMittal 6.13%, 06/01/2025	106,914
485,000	Axalta Coating Systems LLC(c) 4.88%, 08/15/2024	500,762

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 895,000	Big River Steel LLC / BRS Finance Corp(c) 7.25%, 09/01/2025	$ 944,225
585,000	CF Industries Inc 4.95%, 06/01/2043	573,300
	Chemours Co
125,000	6.63%, 05/15/2023	123,438
510,000	7.00%, 05/15/2025	482,817
280,000	5.38%, 05/15/2027	241,508
990,000	Compass Minerals International Inc(c) 4.88%, 07/15/2024	975,150
	Constellium SE(c)
500,000	5.75%, 05/15/2024	513,750
305,000	6.63%, 03/01/2025(d)	317,963
530,000	First Quantum Minerals Ltd(c) 6.88%, 03/01/2026	504,825
155,000	Freeport-McMoRan Inc 5.45%, 03/15/2043	139,559
1,230,000	GCP Applied Technologies Inc(c) 5.50%, 04/15/2026	1,254,600
515,000	Hudbay Minerals Inc(c) 7.63%, 01/15/2025	522,081
630,000	Ingevity Corp(c) 4.50%, 02/01/2026	623,700
375,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(c)(d) 7.00%, 04/15/2025	390,937
	Mercer International Inc
230,000	7.75%, 12/01/2022	238,913
310,000	6.50%, 02/01/2024	317,750
135,000	7.38%, 01/15/2025	140,616
280,000	5.50%, 01/15/2026	269,500
220,000	New Gold Inc(c) 6.25%, 11/15/2022	220,594
	Novelis Corp(c)
625,000	6.25%, 08/15/2024	653,125
945,000	5.88%, 09/30/2026	991,069
585,000	PQ Corp(c) 5.75%, 12/15/2025	602,550
1,035,000	Smurfit Kappa Treasury Funding Designated Activity Co 7.50%, 11/20/2025	1,252,350
	Starfruit Finco BV / Starfruit US Holdco LLC(c)
100,000	EUR, 6.50%, 10/01/2026	110,903
760,000	8.00%, 10/01/2026(d)	758,100
	Steel Dynamics Inc
258,000	5.25%, 04/15/2023	262,515
295,000	5.50%, 10/01/2024	302,759
90,000	4.13%, 09/15/2025	90,900
205,000	5.00%, 12/15/2026	214,738
	Syngenta Finance NV(c)
580,000	4.89%, 04/24/2025	614,323
580,000	5.18%, 04/24/2028	616,633
365,000	Teck Resources Ltd 3.75%, 02/01/2023	372,434
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 240,000	Tronox Finance PLC(c) 5.75%, 10/01/2025	$ 226,980
565,000	WR Grace & Co-Conn(c) 5.63%, 10/01/2024	608,787
		17,906,355
Communications — 13.72%
200,000	Altice Financing SA(c) 6.63%, 02/15/2023	205,250
	Altice France SA(c)
1,215,000	7.38%, 05/01/2026	1,304,254
200,000	5.50%, 01/15/2028(d)	202,250
	Altice Luxembourg SA(c)
300,000	7.63%, 02/15/2025	312,750
480,000	10.50%, 05/15/2027	540,960
45,000	Cablevision Systems Corp 8.00%, 04/15/2020	46,294
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
840,000	5.75%, 02/15/2026	886,200
620,000	5.50%, 05/01/2026	649,388
455,000	5.00%, 02/01/2028	470,356
2,280,000	5.38%, 06/01/2029	2,428,200
255,000	Clear Channel Worldwide Holdings Inc(c) 5.13%, 08/15/2027	265,672
	CommScope Inc(c)
125,000	5.50%, 03/01/2024	128,594
195,000	6.00%, 03/01/2026	201,786
310,000	CommScope Technologies LLC(c) 6.00%, 06/15/2025	279,775
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	409,450
765,000	5.13%, 12/15/2021(c)	765,153
890,000	5.25%, 06/01/2024(d)	956,750
420,000	7.75%, 07/15/2025(c)	451,584
400,000	10.88%, 10/15/2025(c)	452,980
1,335,000	7.50%, 04/01/2028(c)	1,503,410
320,000	5.75%, 01/15/2030(c)	334,438
	Diamond Sports Group LLC / Diamond Sports Finance Co(c)
545,000	5.38%, 08/15/2026	565,438
720,000	6.63%, 08/15/2027(d)	745,956
405,000	Digicel Ltd(c) 6.75%, 03/01/2023	192,885
1,275,000	DISH DBS Corp 5.88%, 11/15/2024	1,263,844
	Entercom Media Corp(c)(d)
515,000	7.25%, 11/01/2024	533,025
460,000	6.50%, 05/01/2027	480,700
625,000	Frontier Communications Corp(c) 8.50%, 04/01/2026	624,938
215,000	Go Daddy Operating Co LLC / GD Finance Co Inc(c) 5.25%, 12/01/2027	226,019

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 760,000	Gray Television Inc(c) 7.00%, 05/15/2027	$ 835,012
	iHeartCommunications Inc
239,691	6.38%, 05/01/2026(d)	258,866
482,252	8.38%, 05/01/2027	520,832
	Level 3 Financing Inc
255,000	5.63%, 02/01/2023	258,188
930,000	5.25%, 03/15/2026	967,060
180,000	4.63%, 09/15/2027(c)	181,629
655,000	Match Group Inc(c) 5.00%, 12/15/2027	679,563
765,000	Meredith Corp 6.88%, 02/01/2026	777,431
	Netflix Inc
45,000	5.88%, 02/15/2025	49,416
385,000	4.88%, 04/15/2028	391,718
795,000	5.88%, 11/15/2028	863,608
230,000	6.38%, 05/15/2029(c)	253,575
975,000	Nexstar Broadcasting Inc(c) 5.63%, 08/01/2024	1,014,829
255,000	Nexstar Escrow Inc(c) 5.63%, 07/15/2027	267,113
540,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	556,875
570,000	Plantronics Inc(c) 5.50%, 05/31/2023	571,425
140,000	Quebecor Media Inc 5.75%, 01/15/2023	152,250
244,000	Sinclair Television Group Inc(c) 5.63%, 08/01/2024	251,015
800,000	Sirius XM Radio Inc(c) 5.00%, 08/01/2027	825,160
1,245,000	Sprint Capital Corp 6.88%, 11/15/2028	1,357,299
	Sprint Corp
815,000	7.25%, 09/15/2021	869,686
1,790,000	7.88%, 09/15/2023	1,966,243
	T-Mobile USA Inc
260,000	6.00%, 03/01/2023	264,859
825,000	6.38%, 03/01/2025	854,667
220,000	4.50%, 02/01/2026	226,446
80,000	5.38%, 04/15/2027	86,000
590,000	4.75%, 02/01/2028	617,435
130,000	Townsquare Media Inc(c) 6.50%, 04/01/2023	129,675
570,000	Univision Communications Inc(c) 5.13%, 02/15/2025	554,325
505,000	Videotron Ltd 5.00%, 07/15/2022	531,513
570,000	Virgin Media Finance PLC(c) 5.75%, 01/15/2025	587,100
	Ziggo BV(c)
260,000	5.50%, 01/15/2027	271,050
540,000	6.00%, 01/15/2027	563,625
		35,983,787
Principal Amount(a)		Fair Value
Consumer, Cyclical — 10.64%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
$ 505,000	4.25%, 05/15/2024	$ 519,499
1,000,000	5.00%, 10/15/2025	1,033,000
65,000	3.88%, 01/15/2028	65,413
720,000	Allison Transmission Inc(c) 4.75%, 10/01/2027	741,600
360,000	AMC Entertainment Holdings Inc(d) 5.75%, 06/15/2025	343,134
460,000	American Builders & Contractors Supply Co Inc(c) 5.75%, 12/15/2023	473,800
	Beacon Roofing Supply Inc
310,000	6.38%, 10/01/2023	320,075
350,000	4.88%, 11/01/2025(c)	343,438
155,000	4.50%, 11/15/2026(c)	156,163
	Boyd Gaming Corp
195,000	6.38%, 04/01/2026	206,700
245,000	6.00%, 08/15/2026	258,452
170,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(c) 6.25%, 09/15/2027	170,850
825,000	Caesars Resort Collection LLC / CRC Finco Inc(c) 5.25%, 10/15/2025	843,480
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	369,563
215,000	4.88%, 06/01/2023	217,956
	Eldorado Resorts Inc
270,000	7.00%, 08/01/2023	282,150
90,000	6.00%, 09/15/2026	98,550
360,000	Hanesbrands Inc(c) 4.63%, 05/15/2024	379,354
615,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	650,178
75,000	Installed Building Products Inc(c) 5.75%, 02/01/2028	77,344
585,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(c) 6.75%, 11/15/2021	597,431
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(c)
315,000	5.00%, 06/01/2024	326,813
510,000	5.25%, 06/01/2026	539,835
230,000	4.75%, 06/01/2027	239,488
350,000	Lennar Corp 5.88%, 11/15/2024	387,625
	Lions Gate Capital Holdings LLC(c)
565,000	6.38%, 02/01/2024	597,420
700,000	5.88%, 11/01/2024	719,250
	Live Nation Entertainment Inc(c)
225,000	4.88%, 11/01/2024	233,108
520,000	5.63%, 03/15/2026	553,150

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Mattamy Group Corp(c)
$ 585,000	6.88%, 12/15/2023	$ 608,400
180,000	6.50%, 10/01/2025	189,000
1,090,000	Navistar International Corp(c) 6.63%, 11/01/2025	1,106,350
405,000	Newell Brands Inc 4.20%, 04/01/2026	423,075
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(c)
85,000	6.25%, 05/15/2026	89,463
425,000	8.50%, 05/15/2027	430,313
455,000	Penn National Gaming Inc(c)(d) 5.63%, 01/15/2027	468,650
	Penske Automotive Group Inc
430,000	5.75%, 10/01/2022	435,753
440,000	5.38%, 12/01/2024	452,650
425,000	5.50%, 05/15/2026	444,486
	PulteGroup Inc
240,000	5.50%, 03/01/2026	262,200
775,000	7.88%, 06/15/2032	945,500
310,000	Resideo Funding Inc(c) 6.13%, 11/01/2026	327,050
680,000	Sabre Global Inc(c) 5.38%, 04/15/2023	693,600
	Scientific Games International Inc
796,000	10.00%, 12/01/2022	827,840
620,000	8.25%, 03/15/2026(c)	660,300
	Six Flags Entertainment Corp(c)
550,000	4.88%, 07/31/2024	569,250
925,000	5.50%, 04/15/2027	986,263
	Staples Inc(c)
1,170,000	7.50%, 04/15/2026	1,205,451
615,000	10.75%, 04/15/2027(d)	631,912
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	451,950
215,000	Taylor Morrison Communities Inc(c) 5.75%, 01/15/2028	233,275
490,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	521,850
	WMG Acquisition Corp(c)
485,000	5.00%, 08/01/2023	495,912
160,000	5.50%, 04/15/2026	168,000
365,000	Wolverine World Wide Inc(c) 5.00%, 09/01/2026	366,825
445,000	Wyndham Hotels & Resorts Inc(c) 5.38%, 04/15/2026	466,137
1,005,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	1,032,637
455,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c) 5.13%, 10/01/2029	476,794
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 185,000	Yum! Brands Inc(c) 4.75%, 01/15/2030	$ 190,781
		27,906,486
Consumer, Non-Cyclical — 8.88%
145,000	Air Medical Group Holdings Inc(c)(d) 6.38%, 05/15/2023	126,150
390,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(c) 7.50%, 03/15/2026	433,875
1,795,000	Aveta Inc(d)(e)(f)(g) 7.00%, 04/01/2019	180
	Bausch Health Americas Inc(c)
545,000	9.25%, 04/01/2026	619,251
590,000	8.50%, 01/31/2027	662,157
	Bausch Health Cos Inc
215,000	EUR, 4.50%, 05/15/2023	236,637
730,000	7.00%, 03/15/2024(c)	767,201
740,000	6.13%, 04/15/2025(c)	767,750
165,000	5.50%, 11/01/2025(c)	172,648
460,000	9.00%, 12/15/2025(c)	516,350
155,000	5.75%, 08/15/2027(c)	167,529
200,000	7.00%, 01/15/2028(c)	215,420
835,000	7.25%, 05/30/2029(c)(d)	912,070
445,000	Carriage Services Inc(c) 6.63%, 06/01/2026	455,903
	Centene Corp
240,000	4.75%, 05/15/2022	244,848
730,000	6.13%, 02/15/2024	761,171
240,000	5.38%, 06/01/2026(c)	251,400
	CHS / Community Health Systems Inc
955,000	6.25%, 03/31/2023	948,649
210,000	8.00%, 03/15/2026(c)	209,475
505,000	Gartner Inc(c) 5.13%, 04/01/2025	528,356
	HCA Inc
55,000	7.50%, 02/15/2022	60,957
460,000	5.00%, 03/15/2024	502,346
675,000	5.25%, 06/15/2026	751,745
235,000	5.63%, 09/01/2028	261,861
240,000	Hologic Inc(c) 4.38%, 10/15/2025	246,000
	IHS Markit Ltd
590,000	4.75%, 02/15/2025(c)	640,150
40,000	4.00%, 03/01/2026(c)	42,120
330,000	4.75%, 08/01/2028	366,795
710,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(c) 6.38%, 08/01/2023	733,962
	Lamb Weston Holdings Inc(c)
50,000	4.63%, 11/01/2024	52,620

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 835,000	4.88%, 11/01/2026	$ 874,662
460,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c) 5.50%, 04/15/2025	135,838
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	455,817
125,000	4.88%, 06/15/2025(c)	125,625
675,000	Nielsen Co Luxembourg SARL(c)(d) 5.00%, 02/01/2025	665,719
745,000	Nielsen Finance LLC / Nielsen Finance Co(c) 5.00%, 04/15/2022	747,086
205,000	Refinitiv US Holdings Inc(c) 6.25%, 05/15/2026	219,860
	Service Corp International
910,000	5.38%, 05/15/2024	939,156
290,000	7.50%, 04/01/2027	354,525
175,000	4.63%, 12/15/2027	182,000
600,000	5.13%, 06/01/2029	641,250
	Spectrum Brands Inc
7,000	6.63%, 11/15/2022	7,114
400,000	6.13%, 12/15/2024	415,100
185,000	5.00%, 10/01/2029(c)	188,238
	Tenet Healthcare Corp
275,000	4.63%, 07/15/2024	282,626
1,020,000	4.88%, 01/01/2026(c)	1,046,775
475,000	6.25%, 02/01/2027(c)	493,953
755,000	5.13%, 11/01/2027(c)	780,179
	Teva Pharmaceutical Finance Netherlands III BV(d)
445,000	6.00%, 04/15/2024	383,534
685,000	6.75%, 03/01/2028	561,700
735,000	TMS International Holding Corp(c) 7.25%, 08/15/2025	630,262
	WellCare Health Plans Inc
305,000	5.25%, 04/01/2025	317,581
190,000	5.38%, 08/15/2026(c)	202,787
		23,306,963
Energy — 9.07%
	Aker BP ASA(c)
220,000	4.75%, 06/15/2024	229,790
850,000	5.88%, 03/31/2025	893,579
	Antero Resources Corp
740,000	5.38%, 11/01/2021	715,950
180,000	5.63%, 06/01/2023	155,700
400,000	Apergy Corp 6.38%, 05/01/2026	397,000
	Ascent Resources Utica Holdings LLC / ARU Finance Corp(c)
393,000	10.00%, 04/01/2022	392,882
170,000	7.00%, 11/01/2026	141,950
240,000	Baytex Energy Corp(c) 5.63%, 06/01/2024	220,800
Principal Amount(a)		Fair Value
Energy — (continued)
$ 262,000	California Resources Corp(c)(d) 8.00%, 12/15/2022	$ 129,690
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	434,242
	Cheniere Corpus Christi Holdings LLC
1,052,000	5.88%, 03/31/2025	1,170,350
560,000	5.13%, 06/30/2027	613,200
	Chesapeake Energy Corp
175,000	5.75%, 03/15/2023	133,875
535,000	8.00%, 01/15/2025(d)	386,537
220,000	8.00%, 06/15/2027(d)	147,950
190,000	Comstock Resources Inc 9.75%, 08/15/2026	158,650
980,000	Covey Park Energy LLC / Covey Park Finance Corp(c) 7.50%, 05/15/2025	784,000
355,000	DCP Midstream Operating LP(c) 6.75%, 09/15/2037	373,637
426,000	Denbury Resources Inc(c) 9.00%, 05/15/2021	395,115
965,000	Diamondback Energy Inc 5.38%, 05/31/2025	1,007,035
755,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	802,187
	Energy Transfer Operating LP
1,150,000	6.63%, Perpetual(b)(h) 3-mo. LIBOR + 4.15%	1,086,750
720,000	5.88%, 01/15/2024	800,529
390,000	EP Energy LLC / Everest Acquisition Finance Inc(c)(e)(f) 7.75%, 05/15/2026	292,500
960,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp(c) 5.63%, 02/15/2026	1,003,200
875,000	Holly Energy Partners LP / Holly Energy Finance Corp(c) 6.00%, 08/01/2024	913,281
510,000	Indigo Natural Resources LLC(c) 6.88%, 02/15/2026	459,637
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	135,742
	MEG Energy Corp(c)
280,000	6.38%, 01/30/2023	270,200
700,000	6.50%, 01/15/2025	714,000
	Nabors Industries Inc
75,000	5.50%, 01/15/2023	61,688
800,000	5.75%, 02/01/2025	592,000
125,000	Newfield Exploration Co 5.75%, 01/30/2022	133,516
220,000	Nine Energy Service Inc(c) 8.75%, 11/01/2023	178,200
	Noble Holding International Ltd(d)
210,000	7.75%, 01/15/2024	136,500
275,000	7.88%, 02/01/2026(c)	198,000

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Oasis Petroleum Inc
$ 873,000	6.88%, 03/15/2022	$ 814,072
150,000	6.25%, 05/01/2026(c)(d)	121,500
620,000	Precision Drilling Corp(c) 7.13%, 01/15/2026	573,500
270,000	SemGroup Corp / Rose Rock Finance Corp 5.63%, 07/15/2022	274,053
	SESI LLC
330,000	7.13%, 12/15/2021	224,813
185,000	7.75%, 09/15/2024	106,375
	Seventy Seven Energy Inc(e)(f)(g)
225,000	6.63%, 11/15/2019	23
345,000	6.50%, 07/15/2022	35
	SM Energy Co
250,000	5.00%, 01/15/2024	224,375
600,000	6.75%, 09/15/2026	525,000
190,000	6.63%, 01/15/2027(d)	163,400
355,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c) 5.50%, 01/15/2028	346,977
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
220,000	6.50%, 07/15/2027(c)	240,040
375,000	5.00%, 01/15/2028	379,237
140,000	6.88%, 01/15/2029(c)	152,960
	Transocean Inc
17,000	9.00%, 07/15/2023(c)	17,638
235,000	7.50%, 04/15/2031	165,675
333,750	Transocean Pontus Ltd(c) 6.13%, 08/01/2025	338,756
235,000	Transocean Poseidon Ltd(c) 6.88%, 02/01/2027	242,050
360,000	Transocean Sentry Ltd(c) 5.38%, 05/15/2023	359,550
	USA Compression Partners LP / USA Compression Finance Corp
470,000	6.88%, 04/01/2026	487,625
125,000	6.88%, 09/01/2027(c)	129,063
	Valaris PLC(d)
85,000	8.00%, 01/31/2024	56,075
190,000	7.75%, 02/01/2026	101,688
	WPX Energy Inc
355,000	8.25%, 08/01/2023	399,375
275,000	5.75%, 06/01/2026	281,875
420,000	5.25%, 10/15/2027(d)	423,150
		23,808,742
Financial — 8.10%
1,905,000	Ally Financial Inc 8.00%, 11/01/2031	2,633,662
570,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.19%	754,230
Principal Amount(a)		Fair Value
Financial — (continued)
	Bank of America Corp(b)(h)
$ 225,000	6.10%, Perpetual 3-mo. LIBOR + 3.89%	$ 245,813
265,000	6.50%, Perpetual 3-mo. LIBOR + 4.17%	294,813
	CIT Group Inc
95,000	5.00%, 08/15/2022	100,643
635,000	5.00%, 08/01/2023	676,275
400,000	5.25%, 03/07/2025	436,480
	CNO Financial Group Inc
475,000	5.25%, 05/30/2025	510,530
390,000	5.25%, 05/30/2029	427,050
	Credit Acceptance Corp
315,000	7.38%, 03/15/2023	326,813
210,000	6.63%, 03/15/2026(c)	224,700
620,000	Credit Suisse Group AG(c)(h) 6.25%, Perpetual	655,650
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	309,983
900,000	Equinix Inc REIT 5.38%, 05/15/2027	970,313
375,000	ESH Hospitality Inc REIT(c) 5.25%, 05/01/2025	387,656
305,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	330,011
	Freedom Mortgage Corp(c)
330,000	8.13%, 11/15/2024	303,600
445,000	8.25%, 04/15/2025	408,287
385,000	goeasy Ltd(c) 7.88%, 11/01/2022	400,400
645,000	Howard Hughes Corp(c) 5.38%, 03/15/2025	674,025
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
340,000	6.25%, 02/01/2022	348,840
350,000	6.75%, 02/01/2024	364,000
220,000	4.75%, 09/15/2024(c)	219,780
350,000	6.25%, 05/15/2026(c)	366,625
	Iron Mountain Inc REIT(c)
655,000	4.88%, 09/15/2027	669,855
295,000	5.25%, 03/15/2028	304,947
	iStar Inc REIT
160,000	5.25%, 09/15/2022	163,400
470,000	4.75%, 10/01/2024	477,637
393,000	Lloyds Banking Group PLC(h) 7.50%, Perpetual	421,335
750,000	LPL Holdings Inc(c) 5.75%, 09/15/2025	780,000
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT
200,000	5.63%, 05/01/2024	219,250
220,000	4.50%, 01/15/2028	228,250
	Nationstar Mortgage Holdings Inc(c)
535,000	8.13%, 07/15/2023	557,737

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 145,000	9.13%, 07/15/2026	$ 154,425
405,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	406,013
640,000	Provident Funding Associates LP / PFG Finance Corp(c) 6.38%, 06/15/2025	622,400
125,000	Realogy Group LLC / Realogy Co-Issuer Corp(c)(d) 9.38%, 04/01/2027	116,128
	Royal Bank of Scotland Group PLC(h)
495,000	7.50%, Perpetual	505,519
833,000	7.65%, Perpetual(b) 3-mo. LIBOR + 2.50%	1,149,540
	Springleaf Finance Corp
485,000	6.88%, 03/15/2025	534,409
240,000	7.13%, 03/15/2026	266,238
360,000	6.63%, 01/15/2028	387,108
540,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	558,522
376,000	Stearns Holdings LLC(c)(e)(f) 9.38%, 08/15/2020	179,540
215,000	WeWork Cos Inc(c)(d) 7.88%, 05/01/2025	182,481
		21,254,913
Industrial — 10.33%
320,000	Amsted Industries Inc(c) 5.63%, 07/01/2027	337,600
227,837	ARD Securities Finance SARL(c)(d)(i) 8.75%, 01/31/2023 PIK rate, 8.75%	235,811
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c)
240,000	6.00%, 02/15/2025	250,944
390,000	4.13%, 08/15/2026	392,438
390,000	5.25%, 08/15/2027	394,875
615,000	ATS Automation Tooling Systems Inc(c) 6.50%, 06/15/2023	634,987
	Berry Global Inc
310,000	5.13%, 07/15/2023(d)	318,138
85,000	4.50%, 02/15/2026(c)	83,831
215,000	5.63%, 07/15/2027(c)	222,525
700,000	BMC East LLC(c) 5.50%, 10/01/2024	727,361
820,000	Boise Cascade Co(c) 5.63%, 09/01/2024	847,675
	Bombardier Inc(c)
100,000	8.75%, 12/01/2021	108,000
725,000	7.50%, 12/01/2024	727,537
480,000	7.88%, 04/15/2027	478,008
370,000	Briggs & Stratton Corp(d) 6.88%, 12/15/2020	378,325
Principal Amount(a)		Fair Value
Industrial — (continued)
	Builders FirstSource Inc(c)
$ 431,000	5.63%, 09/01/2024	$ 448,240
415,000	6.75%, 06/01/2027	447,162
515,000	CEMEX Finance LLC(c) 6.00%, 04/01/2024	528,647
815,000	Cemex SAB de CV(c) 6.13%, 05/05/2025	847,600
	Clean Harbors Inc(c)
300,000	4.88%, 07/15/2027	313,125
170,000	5.13%, 07/15/2029	180,200
600,000	Cornerstone Building Brands Inc(c)(d) 8.00%, 04/15/2026	590,250
185,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	193,556
651,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	790,965
	Energizer Holdings Inc(c)
180,000	6.38%, 07/15/2026(d)	192,805
40,000	7.75%, 01/15/2027	44,568
517,000	Gates Global LLC / Gates Global Co(c) 6.00%, 07/15/2022	515,061
710,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	756,718
545,000	Greif Inc(c) 6.50%, 03/01/2027	577,972
750,000	Itron Inc(c) 5.00%, 01/15/2026	772,725
680,000	James Hardie International Finance Designated Activity Co(c) 5.00%, 01/15/2028	705,500
	JELD-WEN Inc(c)
355,000	4.63%, 12/15/2025	356,342
310,000	4.88%, 12/15/2027	306,900
450,000	Legrand France SA 8.50%, 02/15/2025	577,237
490,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	505,925
170,000	Masonite International Corp(c)(d) 5.38%, 02/01/2028	177,225
190,000	MasTec Inc 4.88%, 03/15/2023	192,850
110,000	Mauser Packaging Solutions Holding Co(c) 5.50%, 04/15/2024	113,416
745,000	Oshkosh Corp 5.38%, 03/01/2025	773,869
235,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	224,425
945,000	RBS Global Inc / Rexnord LLC(c) 4.88%, 12/15/2025	970,893
	Standard Industries Inc(c)
500,000	5.38%, 11/15/2024	515,000
50,000	6.00%, 10/15/2025	52,423
395,000	5.00%, 02/15/2027	408,944

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 45,000	4.75%, 01/15/2028	$ 46,515
865,000	Stevens Holding Co Inc(c) 6.13%, 10/01/2026	920,144
400,000	Tennant Co 5.63%, 05/01/2025	416,000
630,000	TopBuild Corp(c) 5.63%, 05/01/2026	654,419
	TransDigm Inc
105,000	6.50%, 05/15/2025	108,938
1,035,000	6.25%, 03/15/2026(c)	1,111,331
575,000	6.38%, 06/15/2026	604,469
	Trivium Packaging Finance BV(c)
330,000	5.50%, 08/15/2026	346,896
295,000	8.50%, 08/15/2027(d)	318,969
885,000	TTM Technologies Inc(c) 5.63%, 10/01/2025	885,000
437,000	US Concrete Inc 6.38%, 06/01/2024	454,480
250,000	Vertiv Group Corp(c) 9.25%, 10/15/2024	240,938
780,000	Watco Cos LLC / Watco Finance Corp(c) 6.38%, 04/01/2023	791,700
755,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	752,810
224,000	Zekelman Industries Inc(c) 9.88%, 06/15/2023	236,040
		27,107,247
Technology — 2.41%
	Dell International LLC / EMC Corp(c)
630,000	7.13%, 06/15/2024	664,965
1,600,000	6.02%, 06/15/2026	1,804,300
210,000	Dun & Bradstreet Corp(c) 6.88%, 08/15/2026	228,900
1,104,000	Microchip Technology Inc 1.63%, 02/15/2027	1,421,194
360,000	Qorvo Inc 5.50%, 07/15/2026	380,250
256,000	Rackspace Hosting Inc(c)(d) 8.63%, 11/15/2024	235,494
880,000	SS&C Technologies Inc(c) 5.50%, 09/30/2027	919,622
660,000	Western Digital Corp 4.75%, 02/15/2026	678,975
		6,333,700
Utilities — 2.83%
	AES Corp
1,105,000	5.50%, 04/15/2025	1,147,819
665,000	5.13%, 09/01/2027	706,562
8,636	American Electric Power Co Inc 2.95%, 12/15/2022	475,844
	Calpine Corp
90,000	5.88%, 01/15/2024(c)	92,025
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 875,000	5.75%, 01/15/2025(d)	$ 896,875
355,000	5.25%, 06/01/2026(c)	367,425
125,000	GenOn Energy Inc(e)(f) 9.88%, 10/15/2020	56,725
	NRG Energy Inc
345,000	7.25%, 05/15/2026	377,861
410,000	6.63%, 01/15/2027	444,174
275,000	5.75%, 01/15/2028	295,625
445,000	5.25%, 06/15/2029(c)	478,508
320,000	Vistra Energy Corp(c) 8.13%, 01/30/2026	343,200
	Vistra Operations Co LLC(c)
110,000	3.55%, 07/15/2024	110,742
650,000	5.50%, 09/01/2026	680,030
265,000	5.63%, 02/15/2027	278,828
475,000	5.00%, 07/31/2027	489,098
190,000	4.30%, 07/15/2029	194,987
		7,436,328
TOTAL CORPORATE BONDS AND NOTES — 72.81% (Cost $186,909,572)		$191,044,521
CONVERTIBLE BONDS
Communications — 2.67%
455,000	Booking Holdings Inc 0.35%, 06/15/2020	680,081
606,000	DISH Network Corp 3.38%, 08/15/2026	555,221
326,000	Etsy Inc(c) 0.13%, 10/01/2026	320,373
110,000	GCI Liberty Inc(c) 1.75%, 09/30/2046	133,787
330,000	IAC Financeco 2 Inc(c) 0.88%, 06/15/2026	343,473
145,000	IAC Financeco Inc(c) 0.88%, 10/01/2022	221,181
267,000	Liberty Interactive LLC(c) 1.75%, 09/30/2046	345,898
349,000	Liberty Media Corp 1.38%, 10/15/2023	416,915
331,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	414,521
536,000	Okta Inc(c) 0.13%, 09/01/2025	485,299
533,000	Palo Alto Networks Inc 0.75%, 07/01/2023	560,472
405,000	Proofpoint Inc(c) 0.25%, 08/15/2024	438,469
202,000	RingCentral Inc(j) 0.00%, 03/15/2023	325,683
98,000	Snap Inc(c) 0.75%, 08/01/2026	100,629
357,000	Twitter Inc 1.00%, 09/15/2021	351,422
278,000	Vonage Holdings Corp(c) 1.75%, 06/01/2024	286,758

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 361,000	Wayfair Inc(c) 1.13%, 11/01/2024	$ 435,179
316,000	Wix.com Ltd(d)(j) 0.00%, 07/01/2023	350,014
190,000	Zendesk Inc 0.25%, 03/15/2023	250,893
		7,016,268
Consumer, Cyclical — 0.41%
175,000	Guess? Inc(c) 2.00%, 04/15/2024	174,721
443,000	Live Nation Entertainment Inc 2.50%, 03/15/2023	519,373
355,000	RH(d)(j) 0.00%, 06/15/2023	384,178
		1,078,272
Consumer, Non-Cyclical — 2.79%
291,000	BioMarin Pharmaceutical Inc 0.60%, 08/01/2024	286,052
422,000	Chegg Inc(c) 0.13%, 03/15/2025	385,897
257,000	CONMED Corp(c) 2.63%, 02/01/2024	318,063
509,000	DexCom Inc(c) 0.75%, 12/01/2023	596,661
394,000	Euronet Worldwide Inc(c)(d) 0.75%, 03/15/2049	461,226
457,000	Exact Sciences Corp 0.38%, 03/15/2027	493,012
255,000	FTI Consulting Inc 2.00%, 08/15/2023	310,363
258,000	Illumina Inc(d)(j) 0.00%, 08/15/2023	285,413
	Insulet Corp
132,000	1.38%, 11/15/2024	242,511
436,000	0.38%, 09/01/2026(c)	442,064
485,000	Jazz Investments I Ltd 1.50%, 08/15/2024	466,826
	Medicines Co
82,000	2.50%, 01/15/2022	123,255
391,000	2.75%, 07/15/2023	471,155
148,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	202,643
383,000	Repligen Corp 0.38%, 07/15/2024	378,691
122,000	Sarepta Therapeutics Inc 1.50%, 11/15/2024	161,181
544,000	Square Inc 0.50%, 05/15/2023	604,860
209,000	Supernus Pharmaceuticals Inc 0.63%, 04/01/2023	193,555
305,000	Teladoc Health Inc 1.38%, 05/15/2025	451,287
195,000	Turning Point Brands Inc(c) 2.50%, 07/15/2024	155,985
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 310,000	Wright Medical Group Inc 1.63%, 06/15/2023	$ 295,583
		7,326,283
Energy — 0.19%
134,575	CHC Group LLC / CHC Finance Ltd(j)(k) 0.00%, 10/01/2020	33,644
250,000	Cheniere Energy Inc 4.25%, 03/15/2045	192,812
346,000	Chesapeake Energy Corp 5.50%, 09/15/2026	206,735
68,000	Oasis Petroleum Inc 2.63%, 09/15/2023	50,344
		483,535
Financial — 0.60%
338,000	Blackstone Mortgage Trust Inc REIT 4.75%, 03/15/2023	352,787
470,000	IH Merger Sub LLC REIT 3.50%, 01/15/2022	624,307
584,000	JPMorgan Chase Financial Co LLC(c) 0.25%, 05/01/2023	597,303
		1,574,397
Industrial — 0.51%
251,000	Air Transport Services Group Inc 1.13%, 10/15/2024	233,855
196,000	Fortive Corp(c) 0.88%, 02/15/2022	193,917
264,000	II-VI Inc 0.25%, 09/01/2022	272,489
210,000	Kaman Corp 3.25%, 05/01/2024	239,567
230,000	OSI Systems Inc 1.25%, 09/01/2022	257,266
157,000	Patrick Industries Inc 1.00%, 02/01/2023	141,620
		1,338,714
Technology — 3.52%
	Akamai Technologies Inc
385,000	0.13%, 05/01/2025	440,680
362,000	0.38%, 09/01/2027(c)	369,022
	Alteryx Inc
24,000	0.50%, 06/01/2023	59,619
511,000	0.50%, 08/01/2024(c)	495,956
214,000	Carbonite Inc 2.50%, 04/01/2022	203,780
462,000	Coupa Software Inc(c) 0.13%, 06/15/2025	505,313
520,000	DocuSign Inc(c) 0.50%, 09/15/2023	583,567

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 131,000	Everbridge Inc 1.50%, 11/01/2022	$ 247,615
169,000	HubSpot Inc 0.25%, 06/01/2022	282,754
266,000	Inphi Corp 0.75%, 09/01/2021	330,100
106,000	Intel Corp 3.25%, 08/01/2039	269,238
225,000	j2 Global Inc 3.25%, 06/15/2029	319,012
278,000	New Relic Inc 0.50%, 05/01/2023	263,151
148,000	Nice Systems Inc 1.25%, 01/15/2024	263,972
314,000	Nuance Communications Inc 1.25%, 04/01/2025	307,720
158,000	Nutanix Inc(j) 0.00%, 01/15/2023	147,434
	ON Semiconductor Corp
382,000	1.00%, 12/01/2020	445,895
474,000	1.63%, 10/15/2023	569,961
322,000	Pluralsight Inc(c) 0.38%, 03/01/2024	276,104
195,000	RealPage Inc 1.50%, 11/15/2022	307,856
289,000	SailPoint Technologies Holding Inc(c) 0.13%, 09/15/2024	274,623
296,000	ServiceNow Inc(j) 0.00%, 06/01/2022	566,534
496,000	Splunk Inc 1.13%, 09/15/2025	542,190
192,000	Tabula Rasa HealthCare Inc(c) 1.75%, 02/15/2026	207,926
137,000	Twilio Inc 0.25%, 06/01/2023	228,621
180,000	Western Digital Corp 1.50%, 02/01/2024	172,350
422,000	Workday Inc 0.25%, 10/01/2022	553,191
		9,234,184
Utilities — 0.24%
551,000	NRG Energy Inc 2.75%, 06/01/2048	619,245
TOTAL CONVERTIBLE BONDS — 10.93% (Cost $29,053,825)		$28,670,898
Shares
COMMON STOCK
Communications — 0.14%
26,899	Clear Channel Outdoor Holdings Inc(l)	67,786
11,439	iHeartMedia Inc Class A(d)(l)	171,585
1,699	T-Mobile US Inc(l)	133,830
		373,201
Shares		Fair Value
Consumer, Cyclical — 0.12%
4,620	Live Nation Entertainment Inc(l)	$ 306,491
Consumer, Non-Cyclical — 0.11%
3,415	Advanz Pharma Corp(l)	41,010
670	Anthem Inc	160,867
300	Illumina Inc(l)	91,266
		293,143
Energy — 0.08%
1,295	Exxon Mobil Corp	91,440
1,918	Hess Corp	116,001
70	MWO Holdings LLC(g)(l)	2,368
4,765	Nine Point Energy(g)(l)	9,530
		219,339
Financial — 0.34%
17,030	Ally Financial Inc	564,715
7,486	CIT Group Inc	339,191
		903,906
Industrial — 0.08%
1,360	Stanley Black & Decker Inc	196,398
491	Tervita Corp(l)	2,779
		199,177
Technology — 0.24%
10,097	Advanced Micro Devices Inc(l)	292,712
20,448	Avaya Holdings Corp(l)	209,183
538	Lam Research Corp	124,337
		626,232
TOTAL COMMON STOCK — 1.11% (Cost $4,526,454)		$2,921,489
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.13%
7,236	International Flavors & Fragrances Inc 6.00%	338,645
Consumer, Non-Cyclical — 0.64%
14,488	Becton Dickinson & Co 6.13%	895,938
688	Danaher Corp 4.75%(d)	780,446
		1,676,384
Energy — 0.00%
101	Nine Point Energy 0.00%(g)	20,200

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — 1.27%
801	Bank of America Corp 7.25%	$ 1,199,369
456	Crown Castle International Corp Series A REIT 6.88%	576,407
15,268	EPR Properties Series C REIT 5.75%(d)	509,322
2,936	QTS Realty Trust Inc REIT 6.50%(d)	356,213
454	Wells Fargo & Co 7.50%	688,945
		3,330,256
Industrial — 0.23%
449	Fortive Corp 5.00%	404,774
3,612	Rexnord Corp 5.75%	197,568
		602,342
Technology — 0.11%
286	Broadcom Inc 8.00%	293,579
Utilities — 0.59%
6,225	NextEra Energy Inc 4.87%	312,806
6,344	Sempra Energy 6.00%	748,653
8,972	Southern Co 6.75%	480,540
		1,541,999
TOTAL CONVERTIBLE PREFERRED STOCK — 2.97% (Cost $7,501,815)		$7,803,405
PREFERRED STOCK
Financial — 0.17%
16,517	GMAC Capital Trust I(b) 3-mo. LIBOR + 5.78%	432,911
TOTAL PREFERRED STOCK — 0.17% (Cost $420,546)		$432,911
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(g)(l)	22,672
TOTAL RIGHTS — 0.01% (Cost $31,843)		$22,672
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.27%
$11,200,000	Federal Home Loan Bank 1.60%, 10/01/2019	$ 11,200,000
Repurchase Agreements — 5.82%
3,627,540	Repurchase agreement (principal amount/value $3,633,141 with a maturity value of $3,633,378) with TD Securities (USA) Inc, 2.35%, dated 9/30/19 to be repurchased at $3,627,540 on 10/1/19 collateralized by a U.S. Treasury security, 1.63%, 9/30/26, with a value of $3,705,804.(m)	3,627,540
3,627,540	Undivided interest of 14.37% in a repurchase agreement (principal amount/value $25,282,619 with a maturity value of $25,284,276) with BNP Paribas Securities Corp, 2.36%, dated 9/30/19 to be repurchased at $3,627,540 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 11/21/19 - 5/15/49, with a value of $25,788,271.(m)	3,627,540
3,627,540	Undivided interest of 21.94% in a repurchase agreement (principal amount/value $16,558,989 with a maturity value of $16,560,056) with Bank of Montreal, 2.32%, dated 9/30/19 to be repurchased at $3,627,540 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.88%, 2/27/20 - 9/20/64, with a value of $16,890,170.(m)	3,627,540
3,627,540	Undivided interest of 6.20% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $3,627,540 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(m)	3,627,540

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 761,479	Undivided interest of 8.32% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $761,479 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(m)	$ 761,479
		15,271,639
TOTAL SHORT TERM INVESTMENTS — 10.09% (Cost $26,471,639)		$26,471,639
TOTAL INVESTMENTS — 104.16% (Cost $271,743,516)		$273,282,019
OTHER ASSETS & LIABILITIES, NET — (4.16)%		$(10,908,423)
TOTAL NET ASSETS — 100.00%		$262,373,596
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at September 30, 2019.
(e)	Security in bankruptcy at September 30, 2019.
(f)	Security in default.
(g)	Security is fair valued using significant unobservable inputs.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Restricted security; further details of these securities are included in a subsequent table.
(l)	Non-income producing security.
(m)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2019, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Bonds
CHC Group LLC / CHC Finance Ltd	0.00%	10/01/2020	04/05/2017	$136,289	$33,644	0.01%

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of September 30, 2019 (Unaudited)
At September 30, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
SSB	USD	45,363	CAD	59,400	October 16, 2019	$518
SSB	USD	423,736	EUR	383,400	December 18, 2019	3,259
WES	USD	3,131	CAD	4,100	October 16, 2019	35
					Net Appreciation	$3,812
Counterparty Abbreviations:
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$15,914,484	$—	$15,914,484
Corporate Bonds and Notes	—	191,044,283	238	191,044,521
Convertible Bonds	—	28,670,898	—	28,670,898
Common Stock	2,909,591	—	11,898	2,921,489
Convertible Preferred Stock	—	7,783,205	20,200	7,803,405
Preferred Stock	432,911	—	—	432,911
Rights	—	—	22,672	22,672
Short Term Investments	—	26,471,639	—	26,471,639
Total investments, at fair value:	3,342,502	269,884,509	55,008	273,282,019
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	3,812	—	3,812
Total Assets	$3,342,502	$269,888,321	$55,008	$273,285,831
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

September 30, 2019

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $1,052,215 in forward contracts for the reporting period.

September 30, 2019